Intangible Assets, Net	6 Months Ended	12 Months Ended
	Nov. 30, 2025	Dec. 31, 2025	May 31, 2025
Intangible Assets, Net [Line Items]
INTANGIBLE ASSETS, NET

8. INTANGIBLE ASSETS, NET

	December 31, 2025	December 31, 2024
Gross carrying amount
Prepaid patented licenses	$200,000	$200,000
Computer software	223,858	223,858
	423,858	423,858
Less: accumulated amortization
Prepaid patented licenses	200,000	200,000
Computer software	223,858	223,858
	423,858	423,858
Intangible assets, net
Prepaid patented licenses	—	—
Computer software	—	—
Intangible assets, net	$—	$—

Prepaid patented licenses and computer software are finite-lived intangible assets which are amortized over their estimated useful life. Amortization expenses for finite-lived intangible assets amounted to $nil and $19,219 for the year ended December 31, 2025 and 2024 respectively.

For the year ended December 31, 2023, the Group terminated two of the licenses. For the year ended December 31, 2024, the Group terminated four of the licenses. For the year ended December 31, 2025, the Group terminated 5 of the licenses.

The Group considered that the carrying amount of these intangible assets are not recoverable and are fully impaired. As a result, the Group recorded $519,496 impairment loss on intangible assets in research and development expenses for the year ended December 31, 2023. Besides, an impairment loss related to the computer software for Hong Kong healthcare services amounted to $128,128 was recorded in research and development expenses, and $1,841 was recorded in other operating expenses for the year ended December 31, 2024 and 2023, respectively. There is no such impairment loss during the year ended December 31, 2025.

The Group does not expect any amortization expense related to its finite-lived intangible assets for the next five years and thereafter to be as follows as of December 31, 2025.

DiamiR Biosciences Corp. [Member]
Intangible Assets, Net [Line Items]
INTANGIBLE ASSETS, NET

NOTE 6 — INTANGIBLE ASSETS

In the Company’s fiscal year ended May 31, 2021, the Company acquired laboratory assets and operations, including the laboratory’s CLIA certification and its state operating licenses from a provider of molecular diagnostic tests. The Company allocated $197,761 of the total purchase price to the certification and licenses, which it considers indefinite-lived intangible assets.

NOTE 5 — INTANGIBLE ASSETS

In the Company’s fiscal year ended May 31, 2021, the Company acquired laboratory assets and operations, including the laboratory’s CLIA certification and its state operating licenses from a provider of molecular diagnostic tests. The Company allocated $197,761 of the total purchase price to the certification and licenses, which it considers indefinite-lived intangible assets.